Loans payable (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of loans payable [Abstract]
Disclosure of changes in the loans [Table Text Block]
The following table presents the changes in the loans for the period ending December 31, 2025:

Balance as of	December 31, 2025	December 31, 2024
Opening balance at the beginning of the reporting period	227,971	—
Loans drawn	261,296	261,000
Loans acquired through a business combination with Nexus	—	95
Loans paid	(312,766)	(35,000)
Loan fees incurred	(1,573)	(3,636)
Loan fees amortization	1,584	2,004
Interest expense accrued	12,081	10,020
Interest paid	(13,742)	(6,502)
Cumulative translation adjustment	17	(10)
Closing balance at the end of the reporting period	174,868	227,971

Current	—	78,518
Non-current	174,868	149,453